SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 13:-	SUBSEQUENT EVENTS
In February 2023, the Company issued 86,965 Ordinary shares par value NIS 0.03, to Crescendo in connection with the second grant (Note 10d.5 and 10b.4).